Annual Fund Operating Expenses - Clearwater Tax-Exempt Bond Fund - Clearwater Tax-Exempt Bond Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.60%
Other Expenses	none
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.71%